Transactions with Affiliates and Container Investors - Additional Information (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from affiliates, net	$ 2,270,000	$ 1,880,000
Due to container investors, net	19,458,000	21,978,000
Affiliated Container Investors
Related Party Transaction [Line Items]
Due to container investors, net	$ 0	$ 0